Right-of-use assets - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,102,423	$ 1,371,547
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,102,423	$ 1,371,547